Debt and Financing Arrangements Short-Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Short-term Debt	$ 52	$ 183
Short-term Debt, Weighted Average Interest Rate	7.20%	3.80%